Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net Profit (Loss) for the Year	$ (104,156)	$ (6,261,382)	$ 64,247
Adjustments to Net Profit (Loss) for Non-Cash Items:
Amortization – intangibles		1,051,928	1,003,485
Share-based payments	162,489	371,513
Unrealized foreign exchange loss (gain)	32,378	(1,410)	61,166
Lease inducement	(23,147)	(21,147)	57,673
Bad debt		732,254
Long term deposit		300,000
Depreciation - property and equipment	18,369	6,644	7,297
Loss on asset acquisition		80,819
Impairment loss – intangible assets		1,948,082
Impairment loss – goodwill		139,618
Loss on disposition of property and equipment			2,670
Operating Profit (Loss) before Working Capital Changes	85,933	(1,653,081)	1,196,538
Working Capital Adjustments:
Accounts and grants receivable	57,008	1,429,133	(1,083,394)
Prepaid and other receivables	103,943	374,364	(91,692)
Accounts payable	(176,602)	28,867	22,777
Accrued liabilities	12,402	(94,580)	(105,458)
Contract liability	131,564
Cash Generated from (Used in) Operating Activities	214,248	84,702	(61,229)
CASH FLOWS FROM INVESTING ACTIVITIES
Long-term deposit			(300,000)
Cash (net) paid for acquisition		9,355
Expenditures on software, web development and content development costs		0	(1,798,687)
Purchase of property and equipment	(7,839)	(926)	(8,632)
Cash Used in Investing Activities	(7,839)	8,429	(2,107,319)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock option exercise			52,567
Proceeds from warrant exercise			2,221,262
Proceeds from loans	420,000	1,460,000	150,000
Repayment of loans	(720,000)	(1,310,000)	(580,000)
Cash Generated from Financing Activities	(300,000)	150,000	1,843,829
NET INCREASE (DECREASE) IN CASH	(93,591)	243,131	(324,719)
Cash at the Beginning of the Year	327,434	84,303	409,022
Cash at the End of the Year	$ 233,843	$ 327,434	$ 84,303